Unit-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Unit-Based Compensation
9.	UNIT-BASED COMPENSATION
Class AAAA Incentive Units
The Company has authorized the grant of Class AAAA incentive units, which entitle the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. As of March 31, 2022 and December 31, 2021, a total of 33,397 and 33,397 incentive units had been awarded, respectively, to current and former members of senior management, of which 3,000 units were fully vested at each date. The remaining awards fully vest upon the occurrence of a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds in accordance with the terms of their respective award agreement. The Company has not recognized any compensation expense associated with the incentive units as a change in control or qualifying liquidity event is not deemed probable until it occurs.
Phantom Equity Rights
The Company has also authorized the grant of phantom equity rights, which entitle the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. For existing employees, these awards vest quarterly over a period of one or two years after a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds in accordance with the terms of their respective award agreement. Awards related to former employees vest at the time of a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds or a maximum amount in accordance with the terms of their respective award agreement. The Company has not recognized any compensation expense associated with the phantom equity rights as a change in control or qualifying liquidity event is not deemed probable until it occurs.

The phantom equity rights are equity-classified awards. Upon occurrence of a qualifying change of control performance condition, the Company will (1) recognize a cumulative-effect adjustment to compensation cost for the service that has already been provided (from the Grant Date to the Change of Control) and (2) record the unrecognized compensation cost over the remaining vesting period.
The grant date fair value of the phantom equity rights and Class AAAA incentive units are determined using a Monte-Carlo simulation. The significant assumptions used in valuation include the constant risk free rate, constant volatility factor and the Geometric Brownian Motion.

9. UNIT-BASED COMPENSATION
Class AAAA Incentive Units
The Company has authorized the grant of Class AAAA incentive units, which entitle the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. As of December 31, 2021 and 2020, a total of 33,397 and 33,396 incentive units had been awarded, respectively, to current and former members of senior management, of which 3,000 units were fully vested at each date. The remaining awards fully vest upon the occurrence of a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds in accordance with the terms of their respective award agreement. The Company has not recognized any compensation expense associated with the incentive units as a change in control or qualifying liquidity event is not deemed probable until it occurs.
Phantom Equity Rights
The Company has also authorized the grant of phantom equity rights, which entitle the holder to participate in the net transaction proceeds from a change in control or qualifying liquidity event. For existing employees, these awards vest quarterly over a period of one or two years after a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds in accordance with the terms of their respective award agreement. Awards related to former employees vest at the time of a change in control or qualifying liquidity event, and each holder is entitled to receive a stated percentage of the net transaction proceeds in excess of certain thresholds or a maximum amount in accordance with the terms of their respective award agreement. The Company has not recognized any compensation expense associated with the phantom equity rights as a change in control or qualifying liquidity event is not deemed probable until it occurs.
The phantom equity rights are equity-classified awards. Upon occurrence of a qualifying change of control, the Company will (1) recognize a cumulative-effect adjustment to compensation cost for the service that has already been provided (from the grant date to the change of control) and (2) record the unrecognized compensation cost over the remaining vesting period.
The grant date fair value of the phantom equity rights and Class AAAA incentive units are determined using a Monte-Carlo simulation. The significant assumptions used in valuation include the constant risk free rate, constant volatility factor and the Geometric Brownian Motion.